UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period: 9/30

Item 1.  Schedule of Investments.

Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS
September 30, 2008 (Unaudited)
	Shares	Market Value
COMMON STOCKS - 84.64%
Advertising - 0.13%
Interpublic Group of Companies, Inc. *	376	$ 2,914
Omnicom Group, Inc.	288	11,105
		14,019
Aerospace/Defense - 2.03%
Boeing Co.	727	41,693
General Dynamics Corp.	367	27,019
Goodrich Corp.	106	4,410
L3 Communications Holdings, Inc.	105	10,324
Lockheed Martin Corp.	321	35,204
Northrop Grumman Corp.	312	18,888
Raytheon Co.	409	21,886
Rockwell Collins, Inc.	143	6,877
United Technologies Corp.	914	54,895
		221,196
Agriculture - 1.47%
Altria Group, Inc.	1,938	38,450
Archer-Daniels-Midland Co.	595	13,036
Philip Morris International, Inc.	1,938	93,218
Reynolds American, Inc.	136	6,612
UST, Inc.	136	9,049
		160,365
Airlines - 0.09%
Southwest Airlines Co.	665	9,649

Apparel - 0.34%
Coach, Inc. *	346	8,664
Nike, Inc.	345	23,081
V.F. Corp.	75	5,798
		37,543
Auto Manufacturers - 0.24%
Ford Motor Co. *	1,590	8,268
General Motors Corp.	515	4,867
Paccar, Inc.	338	12,908
		26,043
Auto Parts & Equipment - 0.15%
Johnson Controls, Inc.	540	16,378

Banks - 4.62%
Banco Bilbao Vizcaya Argentaria, S.A.	123	1,989
Bank of America Corp.	4,323	151,305
Bank of New York Mellon Corp.	1,031	33,590
Bb&t Corp.	488	18,446
Capital One Financial Corp.	376	19,176
Comerica, Inc.	135	4,427
Fifth Third Bancorp	505	6,009
Keycorp	341	4,072
M&T Bank Corp.	66	5,891

Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS
September 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
Banks - (Continued) 4.62%
Marshall & Ilseley Corp.	213	$ 4,292
National City Corp.	568	994
Northern Trust Corp.	158	11,408
PNC Financial Services Group, Inc.	273	20,393
Regions Financial Corp.	657	6,307
State Street Corp.	310	17,633
SunTrust Banks, Inc.	328	14,757
U.S. Bancorp	1,603	57,740
Wachovia Corp.	1,778	6,223
Wells Fargo & Co.	3,133	117,581
		502,233
Beverages - 2.43%
Anheuser-Busch Cos, Inc.	698	45,286
Brown-Forman Corp.	67	4,811
Coca-Cola Co.	1,886	99,732
Coca-Cola Enterprises, Inc.	232	3,891
Pepsi Bottling Group, Inc.	115	3,355
Pepsico, Inc.	1,500	106,905
		263,980
Biotechnology - 1.42%
Amgen, Inc.*	1,050	62,233
Biogen Idec, Inc.*	289	14,534
Celgene Corp.*	338	21,389
Genzyme Corp.*	221	17,877
Gilead Sciences, Inc.*	836	38,105
		154,138
Building Materials - 0.05%
Masco Corp.	335	6,010

Chemicals - 1.82%
Air Products & Chemicals, Inc.	200	13,698
DOW Chemical Company	873	27,744
E. I. du Pont De Nemours & Co.	831	33,489
Eastman Chemical Co.	70	3,832
Ecolab, Inc.	151	7,326
Monsanto Co.	693	68,593
PPG Industries, Inc.	139	8,106
Praxair, Inc.	293	21,020
Rohm and Haas Co.	121	8,470
Sherwin Williams Co.	96	5,487
		197,765
Coal - 0.17%
Consol Energy, Inc.	155	7,113
Patriot Coal Corp.*	44	1,278
Peabody Energy Corp.	224	10,080
		18,471

Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS
September 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
Commercial Services - 0.86%
Apollo Group, Inc.*	119	$ 7,057
Automatic Data Processing, Inc	505	21,589
Block H&R, Inc.	271	6,111
Equifax, Inc.	108	3,721
McKesson Corp.	271	14,583
Moody's Corp.	199	6,766
Paychex, Inc.	287	9,480
R R Donnelley & Sons Co.	181	4,440
Robert Half International, Inc	144	3,564
Western Union Co.	646	15,937
		93,248
Computers - 4.25%
Affiliated Computer Services, Inc.*	98	4,962
Apple, Inc.*	802	91,155
Cognizant Technology Solutions Corp.*	240	5,479
Computer Sciences Corp.*	146	5,859
Dell Inc.*	2,068	34,081
EMC Corp.*	2,055	24,578
Hewlett Packard Co.	2,510	116,062
International Business Machines Corp.	1,387	162,224
NetApp Inc.*	313	5,706
Sandisk Corp.*	189	3,695
Sun Microsystems, Inc.*	741	5,632
Teradata Corp.*	153	2,984
		462,417
Cosmetics/Personal Care - 2.41%
Avon Products, Inc.	407	16,919
Colgate Palmolive Co.	470	35,414
Estee Lauder Cos., Inc.	108	5,390
Procter & Gamble Co.	2,936	204,610
		262,333
Distribution/Wholesale - 0.10%
Genuine Parts Co.	145	5,830
WW Grainger, Inc.	63	5,479
		11,309
Diversified Financial Services - 4.38%
American Express Co.	1,101	39,008
Ameriprise Financial, Inc.	206	7,869
Citigroup, Inc.	4,580	93,936
Charles Schwab Corp.	928	24,128
CME Group, Inc.	34	12,631
Discover Financial Services	451	6,233
Federal Home Loan Mortgage	628	1,074
Federal National Mortgage Association	891	1,363
Franklin Resources, Inc.	151	13,308
Goldman Sachs Group, Inc.	452	57,856
J.P. Morgan Chase & Co.	3,228	150,748
Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS
September 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
Diversified Financial Services - (Continued) 4.38%
Janus Capital Group, Inc.	174	$ 4,225
Legg Mason, Inc.	111	4,225
Merrill Lynch & Company, Inc.	809	20,468
Morgan Stanley	978	22,494
SLM Corp.*	374	4,615
T. Rowe Price Group, Inc.	222	11,924
		476,105
Electric - 2.63%
AES Corp.*	560	6,546
Allegheny Energy, Inc.	139	5,111
Ameren Corp.	174	6,791
American Electric Power, Inc.	363	13,460
Centerpoint Energy, Inc.	97	3,555
Consolidated Edison, Inc.	209	8,979
Constellation Energy Corp.	152	3,694
Dominion Resources, Inc.	631	26,994
DTE Energy Co.	149	5,952
Duke Energy Corp.	1,128	19,661
Edison International	301	12,010
Entergy Corp.	188	16,734
Exelon Corp.	605	37,885
FirstEnergy Corp.	294	19,695
FPL Group, Inc.	366	18,410
PG&E Corp.	294	11,010
PPL Corp.	348	12,883
Progress Energy, Inc.	215	9,273
Public Service Enterprise Group, Inc.	456	14,952
Southern Co.	675	25,441
Xcel Energy, Inc.	343	6,857
		285,893
Electrical Components & Equipments - 0.28%
Emerson Electric Co.	737	30,062

Electronics - 0.49%
Agilent Technologies, Inc.*	344	10,203
Applera Corp.	155	5,309
Thermo Fisher Scientific, Inc.*	372	20,460
Tyco Electronics Ltd.	460	12,724
Waters Corp.*	87	5,062
		53,758
Engineering & Construction - 0.08%
Fluor Corp.	150	8,355

Entertainment - 0.04%
International Game Technology	287	4,931

Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS
September 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
Environmental Control - 0.14%
Waste Management, Inc.	492	$ 15,493

Food - 1.72%
Campbell Soup Co.	193	7,450
Conagra Foods, Inc.	429	8,348
General Mills, Inc.	316	21,716
HJ Heinz Co.	279	13,925
Hershey Foods Corp.	147	5,812
Kellogg Co.	211	11,837
Kraft Foods, Inc.	1,322	43,296
Kroger Co.	654	17,972
Safeway, Inc.	374	8,871
Sara Lee Corp.	637	8,045
Supervalu, Inc.	177	3,841
Sysco Corp.	559	17,234
Whole Foods Market, Inc.	121	2,424
WM Wrigley, Jr. Co.	206	16,356
		187,127
Forest Products & Paper - 0.31%
International Paper Co.	410	10,734
Plum Creek Timber Co., Inc.	152	7,579
WestVaco Corp.	154	3,590
Weyerhaeuser Co.	206	12,479
		34,382
Gas - 0.10%
Sempra Energy	221	11,154

Hand/Machine Tools - 0.03%
Black & Decker Corp.	57	3,463

Healthcare-Products - 3.55%
CR Bard, Inc.	87	8,254
Baxter International, Inc.	596	39,115
Becton Dickinson & Co.	222	17,818
Boston Scientific Corp.*	1,088	13,350
Covidien Ltd.	455	24,461
Johnson & Johnson	2,702	187,195
Medtronic, Inc.	1,039	52,054
St. Jude Medical, Inc.*	297	12,917
Stryker Corp.	266	16,572
Zimmer Holdings, Inc.*	216	13,945
		385,681
Healthcare-Services - 1.00%
Aetna, Inc.	488	17,622
Cigna Corp.	261	8,869
Coventry Health Care, Inc.*	132	4,297
Humana, Inc.*	139	5,727
Laboratory Corp of America Hld.*	106	7,367
Quest Diagnostics, Inc.	135	6,975
Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS
September 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
Healthcare-Services - (Continued) 1.00%
UnitedHealth Group, Inc.	1,222	$ 31,027
WellPoint, Inc. *	559	26,144
		108,028
Home Furnishings - 0.05%
Whirlpool Corp.	66	5,233

Household Products/Wares - 0.45%
Avery Dennison Corp.	78	3,469
Clorox Co.	128	8,024
Fortune Brands, Inc.	128	7,342
Kimberly Clark Corp.	412	26,714
		45,549
Housewares - 0.04%
Newell Rubbermaid, Inc.	233	4,022

Insurance - 2.81%
Ace Ltd.	295	15,968
Aflac, Inc.	449	26,379
Allstate Corp.	566	26,104
American International Group, Inc.	2,418	8,052
Aon Corp.	263	11,824
Chubb Corp.	371	20,368
Cincinnati Financial Corp.	146	4,152
Genworth Financial, Inc.	382	3,289
Hartford Financial Services Group, Inc	279	11,436
Lincoln National Corp.	264	11,302
Loews Corp.	412	16,270
Marsh & Mclennan Companies, Inc.	495	15,721
Metlife, Inc.	690	38,640
Principal Financial Group, Inc.	228	9,916
Progressive Corp.	650	11,310
Prudential Financial, Inc.	436	31,392
The Travelers Companies, Inc	622	28,114
Torchmark Corp.	84	5,023
Unumprovident Corp.	289	7,254
XL Capital Ltd.	152	2,727
		305,241
Internet - 1.44%
Amazon.Com, Inc.*	285	20,737
EBAY, Inc.*	1,060	23,723
Google, Inc.*	206	70,335
Symantec Corp.*	824	16,134
Verisign, Inc.*	208	5,425
Yahoo, Inc.*	1,146	19,826
		156,180

Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS
September 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
Iron/Steel - 0.20%
Allegheny Technologies, Inc.	86	$ 2,541
Nucor Corp.	275	10,863
United States Steel Corp.	104	8,071
		21,475
Leisure Time - 0.21%
Carnival Corp.	404	14,281
Harley Davidson, Inc.	223	8,318
		22,599
Lodging - 0.14%
Marriott International, Inc.	290	7,566
Starwood Hotels & Resorts WorldWide, Inc.	183	5,150
Wyndham Worldwide Corp.	169	2,655
		15,371
Machinery-Construction & Mining - 0.48%
Caterpillar, Inc.	887	52,865

Machinery-Diversified - 0.31%
Cummins, Inc.	176	7,695
Deere & Co.	417	20,641
Rockwell International Corp.	148	5,526
		33,862
Media - 2.20%
CBS Corp.	658	9,594
Comcast Corp.	2,739	53,766
Walt Disney Co.	1,871	57,421
Gannett, Inc.	199	3,365
Mcgraw-Hill Companies, Inc.	321	10,147
News Corp, Inc.	1,971	23,632
The DIRECTV Group, Inc.*	686	17,953
Time Warner, Inc.	3,722	48,795
Viacom, Inc.*	597	14,829
		239,502
Metal Fabricate/Hardware - 0.08%
Precision Castparts Corp	117	9,217

Mining - 0.52%
Alcoa, Inc.	794	17,928
Freeport-McMoran Copper & Gold, Inc.	313	17,794
Newmont Mining Corp Holding Co.	381	14,768
Vulcan Materials Co.	81	6,035
		56,525
Miscellaneous Manufacturers - 3.92%
3M Co.	678	46,314
Cooper Industries, Inc.	156	6,232
Danaher Corp.	220	15,268
Dover Corp.	173	7,015
Eastman Kodak Co.	243	3,737
Eaton Corp.	127	7,135
Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS
September 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
Miscellaneous Manufacturers - (Continued) 3.92%
General Electric Co.	9,606	$ 244,953
Honeywell International, Inc.	737	30,622
Illinois Tool Works, Inc.	384	17,069
Ingersoll-Rand Co.	304	9,476
ITT Industries, Inc.	156	8,675
Parker Hannifin Corp.	153	8,109
Textron, Inc.	212	6,207
Tyco International Ltd.	455	15,934
		426,746
Office/Business Equipment - 0.15%
Pitney Bowes, Inc.	188	6,253
Xerox Corp.	895	10,319
		16,572
Oil & Gas - 9.75%
Anadarko Petroleum Corp.	421	20,423
Apache Corp.	300	31,284
Chesapeake Energy Corp.	577	20,691
ChevronTexaco Corp.	2,030	167,434
ConocoPhillips	1,524	111,633
Devon Energy Corp.	405	36,936
EOG Resources, Inc.	221	19,771
Exxon Mobil Corp.	5,438	422,315
Hess Corp.	223	18,304
Marathon Oil Corp.	649	25,876
Murphy Oil Corp.	158	10,134
Nabors Industries Ltd.*	366	9,121
Noble Corp.	330	14,487
Occidental Petroleum Corp.	780	54,951
Questar Corp.	144	5,892
Sunoco, Inc.	106	3,771
Transocean, Inc.*	377	41,410
Valero Energy Corp.	553	16,756
XTO Energy, Inc.	620	28,842
		1,060,031
Oil & Gas Services - 1.80%
Baker Hughes, Inc.	372	22,521
BJ Services Co.	254	4,859
Halliburton Co.	1,072	34,722
National-Oillwell, Varco, Inc.*	496	24,914
Schlumberger Ltd.	1,000	78,090
Smith International, Inc.	169	9,910
Weatherford International Ltd.*	816	20,514
		195,530
Packaging & Containers - 0.03%
Ball Corp.	87	3,436

Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS
September 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
Pharmaceuticals - 4.70%
Abbott Labs.	1,392	$ 80,151
Allergan, Inc.	256	13,184
Amerisource Bergen Corp.	168	6,325
Barr Labs, Inc.*	90	5,877
Bristol-Myers Squibb Co.	1,786	37,238
Cardinal Health, Inc.	364	17,938
Eli Lilly & Co.	894	39,363
Express Scripts, Inc.*	232	17,126
Forest Labs, Inc.*	269	7,607
Hospira, Inc.*	131	5,004
Medco Health Solutions, Inc.*	522	23,490
Merck & Company, Inc.	2,030	64,067
Pfizer, Inc.	6,682	123,216
Schering Plough Corp.	1,357	25,064
Wyeth	1,236	45,658
		511,308
Pipelines - 0.30%
El Paso Corp.	583	7,439
Spectra Energy Corp.	527	12,543
Williams Cos., Inc.	537	12,700
		32,682
REITS - 0.68%
Boston Properties, Inc.	97	9,085
Equity Residential	245	10,880
Kimco Realty Corp.	185	6,834
ProLogis	208	8,584
Public Storage, Inc.	103	10,198
Simon Property Group, Inc.	202	19,594
Vornado Realty Trust	104	9,459
		74,634
Retail - 5.12%
Autozone, Inc.*	44	5,427
Bed Bath & Beyond, Inc.*	238	7,476
Best Buy, Inc.	369	13,837
Costco Wholesale Corp	420	27,271
CVS Corp.	1,397	47,023
Darden Resturants, Inc.	123	3,521
Gap, Inc.	451	8,019
Home Depot, Inc.	1,843	47,715
Kohls Corp.*	296	13,640
Limited, Inc.	286	4,954
Lowe's Companies, Inc.	1,393	33,000
Macy's, Inc.	490	8,810
McDonalds Corp.	1,107	68,302
Nordstrom, Inc.	193	5,562
JC Penney, Inc.	188	6,268
Sears Holding, Corp.*	70	6,545
Staples, Inc.	614	13,815

Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS
September 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
Retail - (Continued) 5.12%
Starbucks Corp.*	697	$ 10,364
Target Corp.	780	38,259
Tiffany & Company	115	4,085
TJX Companies, Inc.	381	11,628
Wal Mart Stores, Inc.	2,129	127,506
Walgreen Co.	914	28,297
Yum! Brands, Inc.	460	15,001
		556,325
Savings & Loans - 0.01%
Washington Mutual, Inc.	865	71

Semiconductors - 1.92%
Advanced Micro Devices, Inc.*	459	2,410
Altera Corp.	304	6,287
Analog Devices, Inc.	300	7,905
Applied Materials, Inc.	1,266	19,154
Broadcom Corp.*	398	7,415
Intel Corp.	5,340	100,018
Kla-Tencor Corp.	169	5,349
Linear Technology Corp.	257	7,880
Maxim Integrated Products, Inc.	273	4,941
Micron Technology, Inc.*	625	2,531
National Semiconductor Corp.	253	4,354
Nvidia Corp.*	447	4,787
Texas Instruments, Inc.	1,373	29,520
Xilinx Inc.	289	6,777
		209,328
Software - 3.32%
Adobe Systems, Inc.*	522	20,603
Autodesk, Inc.*	197	6,609
BMC Software, Inc.*	172	4,924
Citrix Systems, Inc.*	155	3,915
Computer Associates International, Inc.	347	6,926
Electronic Arts, Inc.*	259	9,580
Fidelity National Information	137	2,529
Fiserv, Inc.*	147	6,956
IMS Health, Inc.	170	3,215
Intuit, Inc.*	291	9,199
Microsoft Corp.	7,938	211,865
Oracle Corp.*	3,659	74,314
		360,635
Telecommunications - 4.80%
AT&T, Inc.	5,777	161,294
Centurytel, Inc.	264	3,846
Cisco Systems, Inc.*	5,665	127,802
Corning, Inc.	1,431	22,381
Embarq Corp.	126	5,109
Juniper Networks, Inc.*	478	10,071
Motorola, Inc.	2,220	15,851
Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS
September 30, 2008 (Unaudited) (Continued)
	Shares	Market Value
Telecommunications - (Continued) 4.80%
Qualcomm, Inc.	1,505	$ 64,670
Qwest Communications Intl, Inc.	1,341	4,331
Sprint Nextel Corp.	2,685	16,379
Verizon Communications, Inc.	2,684	86,130
Windstream Corp.	399	4,365
		522,229
Toys/Games/Hobbies - 0.10%
Hasbro, Inc.	137	4,757
Mattel, Inc.	320	5,773
		10,530
Transportation - 1.78%
Burlington Northern Santa Fe	322	29,762
CSX Corp.	403	21,992
Fedex Corp.	281	22,210
Norfolk Southern Corp.	345	22,842
Union Pacific Corp.	488	34,726
United Parcel Service, Inc.	978	61,506
		193,038

TOTAL COMMON STOCKS (Cost $10,327,772)		9,202,265

SHORT TERM INVESTMENTS - 7.83%
Huntington Money Market Fund, 1.23%+	851,267	851,267

TOTAL SHORT TERM INVESTMENTS (Cost $851,267)		851,267

TOTAL INVESTMENTS (Cost $11,179,039)- 92.47%		10,053,532
Other assets less liabilities - 7.53%		66,319
NET ASSETS- 100.00%		$ 10,119,851
__________
* Non-Income producing security.
+Variable rate security. Rate shown is as of September 30, 2008.
REITs- Real Estate Investment Trusts

At September 30, 2008, net unrealized depreciation investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost		$ 780,039
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value		(1,905,546)
Net unrealized depreciation		$ (1,125,507)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Free Enterprise Action Fund
PORTFOLIO OF INVESTMENTS
September 30, 2008 (Unaudited) (Continued)

Various inputs are used in determining the value of the fund's investments relating to Financial
Accounting Standard No. 157 (FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1- Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investment in Securities ($)	Other Financial Instruments ($)
Level 1 - Quoted Prices	9,202,265	0
Level 2 - Other Significant Observable Inputs	851,267	0
Level 3 - Significant Unobservable Inputs	0	0
Total	10,053,532	0

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

11/28/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

11/28/08

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

11/28/08